Relevant events of the year (Details Narrative)					1 Months Ended					12 Months Ended
	May 08, 2023 ARS ($) $ / shares	Nov. 11, 2022 ARS ($) $ / shares	Apr. 04, 2022 USD ($)	Apr. 12, 2021	Jun. 15, 2023 ARS ($) $ / shares	Apr. 27, 2023 ARS ($)	Oct. 28, 2022 USD ($)	Sep. 21, 2022 shares	Jul. 22, 2022 USD ($) $ / shares	Jun. 30, 2023 ARS ($) shares	Jun. 30, 2022 ARS ($) $ / shares	Jun. 30, 2023 USD ($) shares	Jun. 07, 2023 USD ($)	May 05, 2023 ARS ($) $ / shares	Nov. 08, 2022 $ / shares	Oct. 19, 2022 USD ($)	Jan. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)
Statement [Line Items]
Distribution of dividend | $													$ 5,000,000			$ 5,000,000
Additional shares acquired | $										$ 712,850
Ordinary shares | shares												1,263,435
Ordinary shares, value | $												$ 506,000,000
Common shares converted | shares										1,260,298
Shares Buyback Program extension and completion - IRSA [Member]
Statement [Line Items]
Capital stock acquired percentage					10.00%
Maximum amount of investment | $					$ 5,000,000,000
Common share acquired | shares								9,419,623
Shares buyback program percent								99.51%
Outstanding shares percentage								1.16%
Transaction decription					it will be up to 25% of the average daily transaction volume that the Company's shares have experienced, together in the markets it is listed, during the 90 business days. previous
Payable price per share | $ / shares					$ 8.00
Shares Buyback Program extension and completion - CRESUD [Member]
Statement [Line Items]
Capital stock acquired percentage		10.00%							10.00%
Maximum amount of investment		$ 4,000,000,000							$ 1,000,000,000
Common share acquired | shares								5,676,603
Shares buyback program percent								99.00%
Outstanding shares percentage								0.96%
Transaction decription		the limitation will be up to 25% of the average volume of the daily transactions for the Shares and ADS in the markets during the previous 90 days							the limitation will be up to 25% of the average volume of the daily transactions for the Shares and ADS in the markets during the previous 90 days
Payable price per share | (per share)		$ 6.50							$ 7.00
IRSA [Member]
Statement [Line Items]
Distribution of dividend						$ 21,900,000,000	$ 4,340,000,000							$ 21,900,000,000			$ 4,000,000	$ 4,000,000
Pre-dividend ratio | (per share)														$ 1.0442	$ 1
Capital stock acquired percentage							1.16%
Pre-dividend price | (per share)														0.414	0.432
Post-dividend ratio | (per share)														1.1719	1.0442
Post-dividend price | (per share)														$ 0.3689	0.414
Capital stock description						Capital Stock increase from ARS 812 million to the sum of ARS 7,364 million, thorough the partial capitalization of the share premium and the resulting issuance of 6,552 to be allocated to the shareholders according to their equity interest
Brasilagro [Member]
Statement [Line Items]
Payable price per share | $ / shares											$ 3.24
Payment of dividends			$ 200								$ 320,000,000
Contract description				In the the Ordinary and Extraordinary Shareholders’ Meeting of October 27, 2022, BrasilAgro approved the payment of dividends distributed in the financial statements of June 30, 2022, for the total value of BRL 320 million, corresponding to BRL 3.24 per share					agricultural area of approximately 6,070 hectares. Located in the municipality of Comodoro in the state of Mato Grosso, the contract is valid for 12 years, the property will be divided into two parts of 3,035 hectares each, the first is scheduled for December 2022 and the second for December 2023
CRESUD [Member]
Statement [Line Items]
Distribution of dividend	$ 9,500,000,000					$ 9,500,000,000	$ 3,100,000,000										$ 4,000,000	$ 4,000,000
Pre-dividend ratio | (per share)	$ 1.0322														1
Capital stock acquired percentage							0.96%
Pre-dividend price | (per share)	0.5036														0.548
Post-dividend ratio | (per share)	1.1232														1.0322
Post-dividend price | (per share)	$ 0.548														$ 0.566
Capital stock description	equivalent to 1,652.4532% of the Capital Stock, an amount per share of (VARSN1) ARS 16.5245 and an amount per ADS of ARS 165.2453 (Argentine pesos per ADS). Likewise, on the same date, the Company distributed among its shareholders 12,670,512 treasury shares, equivalent to 2.2039% of Capital Stock, 0.0220 shares per common share and 0.2204 shares per ADS					Capital Stock increase from ARS 812 million to the sum of ARS 7,364 million, thorough the partial capitalization of the share premium and the resulting issuance of 6,552 to be allocated to the shareholders according to their equity interest